ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts payable	$ 842,821	$ 944,393
Accrued liabilities	285,987	236,470
Total	$ 1,128,808	$ 1,180,863